INITIAL PUBLIC OFFERING (Details Narrative) - IPO [Member] - D T Cloud Acquisition Corporation [Member]	Feb. 23, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of initial public offering	6,900,000
Number of exercised shares	900,000
Sale of stock price | $ / shares	$ 10.00
Sale of stock, description of transaction	Each Unit will consist of one ordinary share and one Public Right. Each whole Public Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of initial business combination